Finance income (Tables)	3 Months Ended
Mar. 31, 2026
Finance income
Schedule of finance income

	Three months ended
	March 31,	March 31,
	2026	2025(a)
	$'m	$'m

Net foreign exchange gain arising from financing - unrealized	102.8	7.9
Interest income - bank deposits	8.8	7.4
Other interest income(b)	5.0	—
Fair value gain on embedded options	—	2.9
Net foreign exchange gain arising from derivative instruments - unrealized	—	0.1
	116.6	18.3